Share Subscription Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Subscription Agreement
Share Subscription Agreement

7. Share Subscription Agreement

On November 12, 2021, the Company entered into a Share Purchase Agreement with certain investors for the sale of up to $100,000 thousand of common stock (the “Aggregate Limit”). This agreement is contingent upon the Company achieving a public listing of its common stock. Major terms of the agreement include a commitment fee of 2% of the Aggregate Limit, which is due no later than one year after public listing even if no drawdowns are taken, and five-year warrants issued to the investors at the time of public listing to purchase common stock shares equal to 4% of the total equity interests of the Company at the lesser of a) the price per share at the time of the public listing or b) the quotient of $700,000 thousand divided by the total number of equity interests (fully diluted common shares). The Company may request a drawdown, or sale of common stock shares to the investors, over the five-year term of this agreement following the public listing unless terminated earlier. The amount of the drawdowns requested is limited by the trading volumes of the Company’s common stock shares over the 30-day period preceding the drawdown, and the price per share is equal to 90% of the average price per share over that same period. A 1% fee must be paid to the investors if the Company is sold in a private sale transaction rather than completing a public listing of its shares.

7. Share Subscription Agreement

On November 12, 2021, the Company entered into a Share Purchase Agreement with certain investors for the sale of up to $100,000 thousand of common stock (the “Aggregate Limit”). This agreement is contingent upon the Company achieving a public listing of its common stock. Major terms of the agreement include a commitment fee of 2% of the Aggregate Limit, which is due no later than one year after public listing even if no drawdowns are taken, and five-year warrants issued to the investors at the time of public listing to purchase common stock shares equal to 4% of the total equity interests of the Company at the lesser of a) the price per share at the time of the public listing or b) the quotient of $700,000 thousand divided by the total number of equity interests (fully diluted common shares). The Company may request a drawdown, or sale of common stock shares to the investors, over the five-year term of this agreement following the public listing unless terminated earlier. The amount of the drawdowns requested is limited by the trading volumes of the Company’s common stock shares over the 30-day period preceding the drawdown, and the price per share is equal to 90% of the average price per share over that same period. A 1% fee must be paid to the investors if the Company is sold in a private sale transaction rather than completing a public listing of its shares.